Share-Based Payments - Summaries of All STI and LTI Performance Rights Granted (Detail) - Share consolidation adjustment [member]	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at end of the end fiscal year Number	1,339,621	3,100,000	2,700,291
Granted during the fiscal year Number	1,624,499	339,621	1,350,000
Balance at end of the end fiscal year Number	1,893,081	1,339,621	3,100,000
Vested and exercisable at end of the fiscal year Number	0	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at end of the end fiscal year Number	16,769,906	7,563,502	11,837,560
Granted during the fiscal year Number	1,112,334	11,206,404	263,502
Exercised during the fiscal year Number	(5,752,207)	(2,000,000)	(4,537,560)
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	12,130,033	16,769,906	7,563,502
Vested and exercisable at end of the fiscal year Number	0	1,913,502	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.23
Balance at end of the end fiscal year Number		0	500,000
Granted during the fiscal year Number			0
Exercised during the fiscal year Number			(500,000)
Lapsed during the fiscal year Number			0
Balance at end of the end fiscal year Number			0
Vested and exercisable at end of the fiscal year Number			0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.47
Balance at end of the end fiscal year Number		0	387,560
Granted during the fiscal year Number			0
Exercised during the fiscal year Number			(387,560)
Lapsed during the fiscal year Number			0
Balance at end of the end fiscal year Number			0
Vested and exercisable at end of the fiscal year Number			0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 3, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.26	$ 0.26	$ 0.26
Balance at end of the end fiscal year Number	1,500,000	3,000,000	4,500,000
Granted during the fiscal year Number	0	0	0
Exercised during the fiscal year Number	(1,500,000)	(1,500,000)	(1,500,000)
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	1,500,000	3,000,000
Vested and exercisable at end of the fiscal year Number	0	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 1, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.28	$ 0.28	$ 0.28
Balance at end of the end fiscal year Number	2,400,000	2,400,000	3,600,000
Granted during the fiscal year Number	0	0	0
Exercised during the fiscal year Number	(2,400,000)	0	(1,200,000)
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	2,400,000	2,400,000
Vested and exercisable at end of the fiscal year Number	0	1,200,000	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.26	$ 0.26	$ 0.26
Balance at end of the end fiscal year Number	1,400,000	1,900,000	2,850,000
Granted during the fiscal year Number	0	0	0
Exercised during the fiscal year Number	(1,400,000)	(500,000)	(950,000)
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	1,400,000	1,900,000
Vested and exercisable at end of the fiscal year Number	0	450,000	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.235	$ 0.235	$ 0.235
Balance at end of the end fiscal year Number	263,502	263,502	0
Granted during the fiscal year Number	0	0	263,502
Exercised during the fiscal year Number	(263,502)	0	0
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	0	263,502	263,502
Vested and exercisable at end of the fiscal year Number	0	263,502	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.55	$ 0.55
Balance at end of the end fiscal year Number	206,404	0
Granted during the fiscal year Number	0	206,404
Exercised during the fiscal year Number	(188,705)	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	17,699	206,404	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49	$ 0.49
Balance at end of the end fiscal year Number	3,600,000	0
Granted during the fiscal year Number	0	3,600,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	3,600,000	3,600,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49	$ 0.49
Balance at end of the end fiscal year Number	4,500,000	0
Granted during the fiscal year Number	0	4,500,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	4,500,000	4,500,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.49	$ 0.49
Balance at end of the end fiscal year Number	2,900,000	0
Granted during the fiscal year Number	0	2,900,000
Exercised during the fiscal year Number	0	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	2,900,000	2,900,000	0
Vested and exercisable at end of the fiscal year Number	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 16, 2022 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.33
Balance at end of the end fiscal year Number	0
Granted during the fiscal year Number	1,112,334
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	1,112,334	0
Vested and exercisable at end of the fiscal year Number	0